Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

As of December 31, 2024 and 2023, bank borrowings consisted of the following:

				Outstanding
	Nature of			principal amount
	banking		Amount of	as of December 31,
Bank facility Provider	facility	Tenor	banking facility	2024	2023
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,480,918)	$1,761,048	$1,646,597
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,294,656)	3,416,955	3,575,653
DBS Bank (Hong Kong) Limited (“DBS”)	Accounting payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,344,275)	—	550,039
				5,178,003	5,772,289
Less: non-current portion				(3,225,899)	(3,411,887)
Bank borrowings, current				$1,952,104	$2,360,402

Schedule of Remaining Contractual Maturities of the Bank Borrowings

The table below summarizes the remaining contractual maturities of the bank borrowings as of December 31, 2024. The bank borrowings are categorized by the years in which repayments are due:

During the years ended December 31,
2025	$2,162,215
2026	401,167
2027	401,167
2028	401,167
2029 and after	3,309,631
Total repayments of bank loans	6,675,347
Less: imputed interest	(1,497,344)
Balance recognized as at December 31, 2024	$5,178,003